UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (93.80%)
CONSUMER DISCRETIONARY – (8.75%)
Automobiles & Components – (0.56%)
Harley-Davidson, Inc.	755,100	$31,993,587
Consumer Durables & Apparel – (0.35%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	150,400	9,019,202
Hunter Douglas NV (Netherlands)	295,596	11,148,761
		20,167,963
Media – (2.72%)
Grupo Televisa S.A.B., ADR (Mexico)	525,400	12,352,154
Walt Disney Co.	2,738,600	143,174,008
		155,526,162
Retailing – (5.12%)
Bed Bath & Beyond Inc. *	2,630,000	165,690,000
CarMax, Inc. *	1,018,800	28,832,040
Expedia, Inc.	149,780	8,663,275
Groupon, Inc. *	1,838,000	8,748,880
Liberty Interactive Corp., Series A *	1,732,250	32,029,303
Liberty Ventures, Series A *	86,612	4,294,223
Netflix Inc. *	487,500	26,520,000
Tiffany & Co.	297,800	18,427,864
		293,205,585
	Total Consumer Discretionary	500,893,297
CONSUMER STAPLES – (16.97%)
Food & Staples Retailing – (11.22%)
Costco Wholesale Corp.	2,528,464	253,149,816
CVS Caremark Corp.	7,665,445	371,160,847
Sysco Corp.	515,000	16,104,050
Walgreen Co.	54,330	1,979,785
		642,394,498
Food, Beverage & Tobacco – (5.56%)
Coca-Cola Co.	1,975,080	74,914,784
Diageo PLC (United Kingdom)	4,218,523	118,495,924
Heineken Holding NV (Netherlands)	1,017,304	49,408,883
Nestle S.A. (Switzerland)	70,600	4,451,441
Philip Morris International Inc.	612,767	55,112,264
Unilever NV, NY Shares (Netherlands)	439,300	15,586,364
		317,969,660
Household & Personal Products – (0.19%)
Natura Cosmeticos S.A. (Brazil)	400,300	10,909,643
	Total Consumer Staples	971,273,801
ENERGY – (9.61%)
Canadian Natural Resources Ltd. (Canada)	4,828,900	148,681,831
China Coal Energy Co., Ltd. - H (China)	2,748,520	2,509,595
Devon Energy Corp.	982,421	59,436,470
EOG Resources, Inc.	1,287,500	144,264,375
Occidental Petroleum Corp.	1,448,880	124,690,613
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	603,460	1,830,696
Schlumberger Ltd.	482,980	34,933,943

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Transocean Ltd.	742,994	$33,353,001
	Total Energy	549,700,524
FINANCIALS – (35.02%)
Banks – (5.98%)
Commercial Banks – (5.98%)
Wells Fargo & Co.	9,918,279	342,478,174
Diversified Financials – (15.95%)
Capital Markets – (8.85%)
Ameriprise Financial, Inc.	438,907	24,881,638
Bank of New York Mellon Corp.	10,864,600	245,757,252
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	61,405,368
Charles Schwab Corp.	2,252,000	28,803,080
Goldman Sachs Group, Inc.	229,200	26,055,456
Julius Baer Group Ltd. (Switzerland)	3,430,790	119,649,029
		506,551,823
Consumer Finance – (5.58%)
American Express Co.	5,611,570	319,073,870
Diversified Financial Services – (1.52%)
CME Group Inc.	215,000	12,310,900
JPMorgan Chase & Co.	885,770	35,855,970
Visa Inc., Class A	289,500	38,874,060
		87,040,930
		912,666,623
Insurance – (11.96%)
Insurance Brokers – (0.18%)
Aon PLC	198,000	10,353,420
Multi-line Insurance – (3.63%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	31,797,002
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	15,149,029
Loews Corp.	3,891,100	160,546,786
		207,492,817
Property & Casualty Insurance – (6.30%)
ACE Ltd.	586,500	44,339,400
Berkshire Hathaway Inc., Class A *	1,219	161,761,300
Markel Corp. *	21,700	9,949,233
Progressive Corp.	6,960,600	144,362,844
		360,412,777
Reinsurance – (1.85%)
Alleghany Corp. *	275,569	95,054,771
Everest Re Group, Ltd.	103,900	11,113,144
		106,167,915
		684,426,929
Real Estate – (1.13%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	64,542,065
	Total Financials	2,004,113,791
HEALTH CARE – (3.25%)
Health Care Equipment & Services – (2.62%)
Express Scripts Holding Co. *	2,394,000	149,936,220
Pharmaceuticals, Biotechnology & Life Sciences – (0.63%)
Agilent Technologies, Inc.	529,540	20,360,813

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Pfizer Inc.	630,630	$15,671,155
		36,031,968
	Total Health Care	185,968,188
INDUSTRIALS – (5.08%)
Capital Goods – (1.12%)
Emerson Electric Co.	436,500	21,069,855
PACCAR Inc.	1,074,500	43,001,490
		64,071,345
Commercial & Professional Services – (1.38%)
Iron Mountain Inc.	2,325,750	79,331,333
Transportation – (2.58%)
China Merchants Holdings International Co., Ltd. (China)	26,429,345	81,632,542
China Shipping Development Co., Ltd. - H (China)	3,191,700	1,325,407
Kuehne & Nagel International AG (Switzerland)	572,010	64,590,603
		147,548,552
	Total Industrials	290,951,230
INFORMATION TECHNOLOGY – (8.55%)
Semiconductors & Semiconductor Equipment – (1.59%)
Intel Corp.	750,500	16,998,825
Texas Instruments Inc.	2,685,790	73,993,514
		90,992,339
Software & Services – (6.63%)
Activision Blizzard, Inc.	2,906,500	32,756,255
Google Inc., Class A *	321,970	242,884,509
Microsoft Corp.	1,855,400	55,198,150
Oracle Corp.	1,533,700	48,250,202
		379,089,116
Technology Hardware & Equipment – (0.33%)
Hewlett-Packard Co.	1,109,580	18,929,435
	Total Information Technology	489,010,890
MATERIALS – (6.38%)
Air Products and Chemicals, Inc.	843,900	69,790,530
BHP Billiton PLC (United Kingdom)	1,197,460	37,222,908
Ecolab Inc.	696,100	45,114,241
Martin Marietta Materials, Inc.	151,630	12,565,578
Monsanto Co.	1,084,600	98,720,292
Potash Corp. of Saskatchewan Inc. (Canada)	962,700	41,800,434
Praxair, Inc.	240,200	24,951,976
Rio Tinto PLC (United Kingdom)	650,967	30,326,574
Sealed Air Corp.	279,900	4,327,254
	Total Materials	364,819,787
TELECOMMUNICATION SERVICES – (0.19%)
America Movil SAB de C.V., Series L, ADR (Mexico)	432,540	11,003,818
	Total Telecommunication Services	11,003,818
TOTAL COMMON STOCK – (Identified cost $3,237,335,250)		5,367,735,326

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
STOCK RIGHTS – (0.01%)
CONSUMER DISCRETIONARY – (0.01%)
Retailing – (0.01%)
Liberty Ventures, Series A *	28,871	$390,913
	TOTAL STOCK RIGHTS – (Identified cost $356,381)	390,913
CONVERTIBLE BONDS – (0.04%)
MATERIALS – (0.04%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)(c)	$15,365,000	2,266,338
	TOTAL CONVERTIBLE BONDS – (Identified cost $15,365,000)	2,266,338
SHORT-TERM INVESTMENTS – (6.00%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $144,431,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $147,317,580)	144,429,000	144,429,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $199,156,647 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $203,135,040)	199,152,000	199,152,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $343,581,000)	343,581,000
	Total Investments – (99.85%) – (Identified cost $3,596,637,631) – (d)	5,713,973,577
	Other Assets Less Liabilities – (0.15%)	8,708,503
Net Assets – (100.00%)		$5,722,682,080
ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $15,149,029 or 0.26% of the Fund's net assets as of September 30, 2012.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $17,415,367 or 0.30% of the Fund's net assets as of September 30, 2012.

(c)
This security is in default. The Fund may hold securities in default and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2012, the value of defaulted securities amounted to $2,266,338 (cost: $15,365,000) or 0.04% of the Fund's net assets.

(d)	Aggregate cost for federal income tax purposes is $3,596,637,631. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,249,459,494
	Unrealized depreciation	(132,123,548)
Net unrealized appreciation		$2,117,335,946
Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (98.41%)
CONSUMER DISCRETIONARY – (10.29%)
Consumer Durables & Apparel – (5.62%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	50,590	$3,033,786
Hunter Douglas NV (Netherlands)	13,712	517,165
		3,550,951
Consumer Services – (1.84%)
Ctrip.com International, Ltd., ADR (China)*	68,880	1,162,694
Media – (2.47%)
Grupo Televisa S.A.B., ADR (Mexico)	66,490	1,563,180
Retailing – (0.36%)
Vipshop Holdings Ltd., ADS (China)*	29,970	224,775
	Total Consumer Discretionary	6,501,600
CONSUMER STAPLES – (13.79%)
Food & Staples Retailing – (3.29%)
Brazil Pharma S.A. (Brazil)	346,780	2,078,371
Food, Beverage & Tobacco – (10.50%)
Heineken Holding NV (Netherlands)	69,895	3,394,692
Lindt & Spruengli AG - Participation Certificate (Switzerland)	605	1,914,386
Nestle S.A. (Switzerland)	20,990	1,323,452
		6,632,530
	Total Consumer Staples	8,710,901
ENERGY – (4.20%)
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	26,410	80,119
Tenaris S.A., ADR (Italy)	63,180	2,575,849
	Total Energy	2,655,968
FINANCIALS – (15.81%)
Banks – (3.64%)
Commercial Banks – (3.64%)
China CITIC Bank Corp. Ltd. - H (China)	1,404,800	664,893
China Merchants Bank Co., Ltd. - H (China)	971,900	1,634,446
		2,299,339
Diversified Financials – (5.17%)
Capital Markets – (1.69%)
Brookfield Asset Management Inc., Class A (Canada)	10,530	363,390
CETIP S.A. - Mercados Organizados (Brazil)	53,590	703,167
		1,066,557
Diversified Financial Services – (3.48%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,390	993,694
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,530	498,797
RHJ International (Belgium)*	141,370	704,870
		2,197,361
		3,263,918
Insurance – (1.49%)
Insurance Brokers – (0.39%)
CNinsure, Inc., ADR (China)*	42,850	248,530
Multi-line Insurance – (1.10%)
Fairfax Financial Holdings Ltd. (Canada)	1,812	695,427
		943,957

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (5.51%)
Hang Lung Group Ltd. (Hong Kong)	548,400	$3,479,637
	Total Financials	9,986,851
HEALTH CARE – (14.44%)
Health Care Equipment & Services – (7.94%)
Essilor International S.A. (France)	26,180	2,451,536
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	422,300	546,797
Sinopharm Group Co. - H (China)	631,100	2,018,465
		5,016,798
Pharmaceuticals, Biotechnology & Life Sciences – (6.50%)
Roche Holding AG - Genusschein (Switzerland)	14,940	2,791,024
Sinovac Biotech Ltd. (China)*	523,690	1,319,699
		4,110,723
	Total Health Care	9,127,521
INDUSTRIALS – (22.93%)
Capital Goods – (11.45%)
ABB Ltd., ADR (Switzerland)	60,260	1,126,862
Brenntag AG (Germany)	5,420	693,711
Schindler Holding AG - Participation Certificate (Switzerland)	20,940	2,573,805
Schneider Electric S.A. (France)	48,040	2,843,150
		7,237,528
Commercial & Professional Services – (2.94%)
Nielsen Holdings NV *	61,970	1,857,861
Transportation – (8.54%)
China Merchants Holdings International Co., Ltd. (China)	532,651	1,645,204
China Shipping Development Co., Ltd. - H (China)	138,600	57,556
Kuehne & Nagel International AG (Switzerland)	31,780	3,588,555
LLX Logistica S.A. (Brazil)*	71,750	101,931
		5,393,246
	Total Industrials	14,488,635
INFORMATION TECHNOLOGY – (4.19%)
Software & Services – (4.19%)
NetEase, Inc., ADR (China)*	31,190	1,751,007
Youku Tudou Inc., ADR (China)*	48,670	895,041
		2,646,048
	Total Information Technology	2,646,048
MATERIALS – (8.31%)
BHP Billiton PLC (United Kingdom)	40,650	1,263,601
Greatview Aseptic Packaging Co., Ltd. (China)	3,459,300	1,878,199
Potash Corp. of Saskatchewan Inc. (Canada)	23,810	1,033,830
Rio Tinto PLC (United Kingdom)	23,040	1,073,364
	Total Materials	5,248,994
TELECOMMUNICATION SERVICES – (4.45%)
America Movil SAB de C.V., Series L, ADR (Mexico)	110,500	2,811,120
	Total Telecommunication Services	2,811,120
TOTAL COMMON STOCK – (Identified cost $67,555,601)		62,177,638

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2012 (Unaudited)

	Shares/Principal	Value
PREFERRED STOCK – (0.15%)
MATERIALS – (0.15%)
MMX Mineracao e Metalicos S.A. (Brazil)*	56,640	$92,759
	TOTAL PREFERRED STOCK – (Identified cost $97,046)	92,759
SHORT-TERM INVESTMENTS – (1.20%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $318,005 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $324,360)	$318,000	318,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $439,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $447,780)	439,000	439,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $757,000)	757,000
	Total Investments – (99.76%) – (Identified cost $68,409,647) – (a)	63,027,397
	Other Assets Less Liabilities – (0.24%)	154,078
Net Assets – (100.00%)		$63,181,475
ADR: American Depositary Receipt
ADS: American Depositary Share

*	Non-Income producing security.
(a)	Aggregate cost for federal income tax purposes is $69,118,569. At September 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$2,430,238
	Unrealized depreciation	(8,521,410)
Net unrealized depreciation		$(6,091,172)
Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2012 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value
FANNIE MAE – (4.12%)
0.25%, 10/18/12 (a)	$315,000	$315,017
4.75%, 11/19/12	215,000	216,310
0.375%, 12/28/12	500,000	500,218
TOTAL FANNIE MAE – (Identified cost $1,031,545)		1,031,545
FDIC STRUCTURED SALE GUARANTEED NOTES – (7.71%)
Class A-2, 144A, 0.2322%, 10/25/12 (b)(c)	1,930,000	1,929,707
TOTAL FDIC STRUCTURED SALE GUARANTEED NOTES – (Identified cost $1,929,707)		1,929,707
FEDERAL FARM CREDIT BANK – (10.97%)
0.242%, 10/19/12 (a)	600,000	599,997
0.202%, 01/28/13 (a)	500,000	499,821
0.222%, 02/20/13 (a)	220,000	219,986
0.2055%, 05/28/13 (a)	400,000	400,083
0.25%, 07/23/13	325,000	324,992
0.262%, 07/29/13 (a)	600,000	600,148
0.5782%, 08/19/13 (a)	100,000	100,154
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $2,745,181)		2,745,181
FEDERAL HOME LOAN BANK – (26.37%)
4.50%, 11/15/12	500,000	502,637
0.19%, 11/21/12	500,000	500,040
1.746%, 11/30/12	500,000	501,272
0.125%, 12/03/12	325,000	324,968
1.75%, 12/14/12	110,000	110,341
0.24%, 01/25/13 (a)	500,000	500,176
5.126%, 02/28/13	615,000	627,267
0.25%, 03/28/13	500,000	499,954
0.14%, 04/26/13 (a)	300,000	299,998
0.14%, 05/15/13 (a)	500,000	499,968
0.14%, 06/18/13 (a)	300,000	300,000
0.125%, 06/28/13	430,000	429,705
0.272%, 07/22/13 (a)	500,000	500,161
0.19%, 08/22/13 (a)	500,000	499,956
0.238%, 09/10/13 (a)	500,000	500,020
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,596,463)		6,596,463
FREDDIE MAC – (7.15%)
0.28%, 10/12/12 (a)	365,000	365,010
4.625%, 10/25/12	300,000	300,872
0.75%, 12/28/12	500,000	500,670
4.50%, 01/15/13	275,000	278,410
0.1708%, 06/17/13 (a)	345,000	344,979
TOTAL FREDDIE MAC – (Identified cost $1,789,941)		1,789,941

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2012 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

	Principal	Value
OTHER AGENCIES – (0.21%)
Tennessee Valley Authority, 4.75%, 08/01/13	$50,000	$51,755
	TOTAL OTHER AGENCIES – (Identified cost $51,755)	51,755
PRIVATE EXPORT FUNDING – (4.13%)
3.55%, 04/15/13	1,015,000	1,033,001
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $1,033,001)	1,033,001
REPURCHASE AGREEMENTS – (39.20%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.17%, 10/01/12, dated 09/28/12, repurchase value of $4,123,058 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.525%-4.50%, 01/01/26-08/01/42, total market value $4,205,460)	4,123,000	4,123,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.28%, 10/01/12, dated 09/28/12, repurchase value of $5,686,133 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 11/20/41-01/15/42, total market value $5,799,720)	5,686,000	5,686,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $9,809,000)	9,809,000
	Total Investments – (99.86%) – (Identified cost $24,986,593) – (d)	24,986,593
	Other Assets Less Liabilities – (0.14%)	33,974
Net Assets – (100.00%)		$25,020,567

(a)
The interest rates on floating rate securities, shown as of September 30, 2012, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $1,929,707 or 7.71% of the Fund's net assets as of September 30, 2012.

(c)	Zero coupon bonds reflect the effective yield on the date of purchase.
(d)	Aggregate cost for federal income tax purposes is $24,986,593.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2012 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("40 Act"), securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2012 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$501,284,210	$6,501,600	$–
Consumer staples	971,273,801	8,710,901	–
Energy	549,700,524	2,655,968	–
Financials	2,004,113,791	9,986,851	–
Health care	185,968,188	9,127,521	–
Industrials	290,951,230	14,488,635	–
Information technology	489,010,890	2,646,048	–
Materials	364,819,787	5,341,753	–
Telecommunication services	11,003,818	2,811,120	–
Total Level 1	5,368,126,239	62,270,397	–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	15,177,593
Convertible debt securities	2,266,338	–	–
Short-term securities	343,581,000	757,000	9,809,000
Total Level 2	345,847,338	757,000	24,986,593

Level 3 – Significant Unobservable Inputs:	–	–	–
Total Investments	$5,713,973,577	$63,027,397	$24,986,593

Level 2 to Level 1 Transfers*:
Consumer discretionary	$20,167,963	$3,550,951	$–
Consumer staples	172,356,248	6,632,530	–
Energy	2,509,595	–	–
Financials	184,191,094	7,976,337	–
Health care	–	7,807,822	–
Industrials	147,548,552	10,708,270	–
Materials	67,549,482	4,215,164	–
Total	$594,322,934	$40,891,074	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered transfers of assets (or investments) between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2012.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2012:

	Selected American Shares		Selected International Fund
Investment Securities:
Beginning balance	$	–a	$	–a
Net realized loss		(71,416,959)		(4,315,402)
Decrease in unrealized depreciation		71,416,959		4,315,402
Ending balance		$–		$–

a Includes securities valued at zero.

There were no transfers of assets (or investments) into or out of Level 3 of the fair value hierarchy during the period.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  November 29, 2012

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  November 29, 2012